SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATUTORY PROSPECTUS

DWS Short Duration Fund
The following information replaces the existing disclosure under the “FEES AND EXPENSES OF THE FUND” section of the fund’s statutory prospectus:
SHAREHOLDER FEES (paid directly from your investment)

	A	B	C	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	2.75	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	4.00	1.00	None	None